Commitments, Contingencies and Guarantees - Additional Information (Details) R$ in Millions, $ in Millions, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2017 CAD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2015 USD ($)	Apr. 07, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Capital expenditures principally for machinery and equipment									$ 27.5
Tax effect of reversal of provisions for tax uncertainties related to transfer pricing matter					$ 45	$ 34.0	$ 45	$ 34.0
Tax effect of refund of interest income due to reversal of provisions for tax uncertainties related to transfer pricing matter					$ 19	14.0		14.3
Refund of cash deposited on account with the Canadian tax authorities	$ 6	$ 4.0	$ 70	$ 52.0
Deferred tax liability				34.8		34.8		34.8	27.5		$ 25.8
Settling of inter-company debts
Disclosure of contingent liabilities [line items]
Deferred tax liability												$ 1.0
Credit Facility
Disclosure of contingent liabilities [line items]
Borrowings				227.5		227.5		227.5	187.5
Letters of credit outstanding				25.8		25.8		25.8	23.2
Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				37.8		37.8		37.8	36.8
Guarantees | Credit Facility
Disclosure of contingent liabilities [line items]
Letters of credit outstanding				25.8		25.8		25.8	23.2
Research and development assessments against Brazilian Subsidiary
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities									12.0	R$ 39
Solar panel manufacturing equipment | Finance Lease Obligations
Disclosure of contingent liabilities [line items]
Borrowings				$ 15.3		$ 15.3		$ 15.3	$ 11.1